Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of Three Levels of Fair Value Hierarchy

The three levels of the fair value hierarchy are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
●	Level 3 – Inputs that are not based on observable market data

	Fair value	2020	2019
	hierarchy	$	$

Financial assets
Fair value through profit and loss
Marketable securities	Level 1	2,138	348
Purchase warrants	Level 2	212	-
Trade receivables	Level 2	1,782	2,278
Forward foreign exchange contracts	Level 2	21	432